Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000248535
Shareholder Report [Line Items]
Fund Name	WisdomTree 1-3 Year Laddered Treasury Fund
Trading Symbol	USSH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 3/14/24
Fund NAV Returns	4.24%	5.05%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.98%
Bloomberg U.S. Treasury 1-3 Year Laddered Index	4.40%	5.20%

AssetsNet	$ 17,265,323
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 12,226
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$17,265,323 # of Portfolio Holdings27 Portfolio Turnover Rate107% Investment Advisory Fees Paid, Net$12,226
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.9%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 3/31/2027	4.2%
U.S. Treasury Notes, 3.88%, due 6/15/2028	4.2%
U.S. Treasury Notes, 3.75%, due 6/30/2027	4.2%
U.S. Treasury Notes, 3.88%, due 7/15/2028	4.2%
U.S. Treasury Notes, 3.75%, due 4/30/2027	4.1%
U.S. Treasury Notes, 3.88%, due 5/31/2027	4.1%
U.S. Treasury Notes, 4.13%, due 11/15/2027	4.1%
U.S. Treasury Notes, 3.88%, due 10/15/2027	4.1%
U.S. Treasury Notes, 3.75%, due 4/15/2028	4.1%
U.S. Treasury Notes, 3.88%, due 3/15/2028	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248538
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Laddered Treasury Fund
Trading Symbol	USIN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 3/14/24
Fund NAV Returns	2.80%	4.84%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.98%
Bloomberg U.S. Treasury 7-10 Year Laddered Index	2.97%	5.03%

AssetsNet	$ 3,029,659
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 5,028
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,029,659 # of Portfolio Holdings13 Portfolio Turnover Rate38% Investment Advisory Fees Paid, Net$5,028
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.2%
Mutual Fund	1.0%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.25%, due 8/15/2035	8.4%
U.S. Treasury Notes, 4.13%, due 11/15/2032	8.3%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2033	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/2033	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.2%
U.S. Treasury Notes, 3.38%, due 5/15/2033	8.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000247881
Shareholder Report [Line Items]
Fund Name	WisdomTree Bianco Total Return Fund
Trading Symbol	WTBN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/20/23
Fund NAV Returns	3.79%	4.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.08%
Bianco Research Fixed Income Total Return Index	4.26%	5.08%

AssetsNet	$ 72,595,240
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 215,830
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$72,595,240
# of Portfolio Holdings	12
Portfolio Turnover Rate	154%
Investment Advisory Fees Paid, Net	$215,830

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Exchange-Traded Funds	100.0%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Asset Breakdown (% of Net Assets)

Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

iShares MBS ETF	32.1%
Schwab Short-Term U.S. Treasury ETF	18.7%
iShares 3-7 Year Treasury Bond ETF	11.4%
Vanguard Short-Term Corporate Bond ETF	8.2%
Schwab Long-Term U.S. Treasury ETF	6.9%
iShares 0-5 Year TIPS Bond ETF	5.0%
WisdomTree Emerging Markets Local Debt Fund	5.0%
iShares BBB Rated Corporate Bond ETF	4.5%
Vanguard Long-Term Corporate Bond ETF	3.6%
Vanguard Intermediate-Term Corporate Bond ETF	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000133150
Shareholder Report [Line Items]
Fund Name	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Trading Symbol	USDU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	2.59%	3.85%	2.05%
Bloomberg Dollar Total Return Index	3.01%	4.17%	2.15%
Bloomberg Dollar Spot Index	-2.71%	0.68%	-0.05%

AssetsNet	$ 154,968,324
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,058,019
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$154,968,324 # of Portfolio Holdings6 Portfolio Turnover Rate185% Investment Advisory Fees Paid, Net$1,058,019
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.2%
Exchange-Traded Fund	4.2%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	(1.6)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.17%, due 12/11/2025	24.8%
U.S. Treasury Bills, 4.33%, due 11/12/2025	24.2%
U.S. Treasury Bills, 4.29%, due 9/4/2025	24.1%
U.S. Treasury Bills, 4.28%, due 10/7/2025	24.1%
WisdomTree Floating Rate Treasury Fund	4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258460
Shareholder Report [Line Items]
Fund Name	WisdomTree Core Laddered Municipal Fund
Trading Symbol	WTMU
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of April 3, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$10	0.25%
Footnote	Description
Footnote*	The Fund commenced operations on 4/3/25. Actual expenses are calculated using a 151/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since Inception 4/3/25Footnote Reference*
Fund NAV Returns	2.03%
Bloomberg 3-15yr Municipal Blend (2-17) Index	1.56%
Bloomberg US Municipal Bond Index	0.24%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 5,053,789
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,582
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,053,789 # of Portfolio Holdings73 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$3,582
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Municipal Bonds	98.7%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	3.0%
Los Angeles Department of Water & Power, 5.00%, due 7/1/2040	2.8%
JEA Electric System Revenue, 5.00%, due 10/1/2029	2.8%
State of Illinois, 5.00%, due 12/1/2037	2.8%
Michigan Finance Authority, 5.00%, due 4/15/2032	2.7%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/1/2033	2.6%
Pennsylvania Economic Development Financing Authority, 5.00%, due 5/15/2037	2.6%
City of Dallas, 5.00%, due 2/15/2026	2.6%
New York City Industrial Development Agency, 5.00%, due 3/1/2030	2.6%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, 5.00%, due 8/15/2035	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230569
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Equity Strategy Fund
Trading Symbol	GDE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$25	0.20%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 3/17/22
Fund NAV Returns	49.14%	25.81%
S&P 500® Index	15.88%	13.73%

AssetsNet	$ 298,747,814
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 213,036
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$298,747,814 # of Portfolio Holdings495 Portfolio Turnover Rate30% Investment Advisory Fees Paid, Net$213,036
Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	90.6%
Netherlands	0.1%
United Kingdom	0.1%
Switzerland	0.1%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	8.9%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	6.8%
Microsoft Corp.	5.8%
Apple, Inc.	5.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	4.3%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc.	2.9%
Broadcom, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%
Tesla, Inc.	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000230570
Shareholder Report [Line Items]
Fund Name	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Trading Symbol	GDMN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$68	0.45%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/16/21
Fund NAV Returns	100.89%	34.24%
S&P 500® Index	15.88%	10.53%
NYSE ARCA Gold Miners Index	65.54%	25.44%

AssetsNet	$ 58,410,803
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 111,323
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$58,410,803 # of Portfolio Holdings52 Portfolio Turnover Rate20% Investment Advisory Fees Paid, Net$111,323
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Canada	39.1%
United States	19.5%
Australia	10.1%
South Africa	6.8%
United Kingdom	6.4%
Brazil	4.2%
China	2.6%
Ivory Coast	1.5%
Turkey	1.1%
Other Countries	3.3%
Other Assets and Liabilities, Net	5.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Agnico Eagle Mines Ltd.	8.0%
Newmont Corp.	7.5%
Barrick Mining Corp.	6.5%
Anglogold Ashanti PLC	6.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
Gold Fields Ltd.	5.1%
Kinross Gold Corp.	5.1%
Wheaton Precious Metals Corp.	4.2%
Franco-Nevada Corp.	4.0%
Northern Star Resources Ltd.	3.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000060975
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Currency Strategy Fund
Trading Symbol	CEW
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	7.09%	3.04%	2.21%
JP Morgan Emerging Local Markets Index Plus	7.30%	2.25%	2.37%
Equal-Weighted Emerging Currency Composite	7.81%	2.51%	2.42%

AssetsNet	$ 9,344,392
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 45,166
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$9,344,392 # of Portfolio Holdings4 Portfolio Turnover Rate12% Investment Advisory Fees Paid, Net$45,166
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	61.5%
Repurchase Agreement	32.0%
Exchange-Traded Fund	4.3%
Other Assets and Liabilities, Net	2.2%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	32.0%
U.S. Treasury Bills, 4.35%, due 9/16/2025	31.0%
U.S. Treasury Bills, 4.28%, due 10/7/2025	30.5%
WisdomTree Floating Rate Treasury Fund	4.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000104506
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Corporate Bond Fund
Trading Symbol	EMCB
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.67%	2.41%	4.07%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
JP Morgan CEMBI Diversified Index	6.80%	2.41%	4.42%

AssetsNet	$ 86,466,249
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 428,921
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$86,466,249 # of Portfolio Holdings169 Portfolio Turnover Rate199% Investment Advisory Fees Paid, Net$428,921
Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	12.6%
Mexico	8.4%
Brazil	7.2%
Chile	6.0%
South Korea	5.5%
Peru	5.2%
India	4.5%
Colombia	4.0%
Turkey	4.0%
China	3.7%
Other Countries	41.1%
Other Assets and Liabilities, Net	(2.2)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	7.6%
Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	1.5%
Nexa Resources SA, 6.60%, due 4/8/2037	1.4%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.4%
InRetail Consumer, 3.25%, due 3/22/2028	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.3%
GC Treasury Center Co. Ltd., 2.98%, due 3/18/2031	1.3%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.3%
Industrias Penoles SAB de CV, 4.15%, due 9/12/2029	1.1%
Sands China Ltd., 5.40%, due 8/8/2028	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000088998
Shareholder Report [Line Items]
Fund Name	WisdomTree Emerging Markets Local Debt Fund
Trading Symbol	ELD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	9.11%	2.17%	2.78%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
JP Morgan GBI-EM Global Diversified Index Unhedged USD	9.47%	1.63%	3.09%

AssetsNet	$ 73,346,602
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 378,849
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$73,346,602 # of Portfolio Holdings169 Portfolio Turnover Rate38% Investment Advisory Fees Paid, Net$378,849
Holdings [Text Block]

Country Breakdown (% of Net Assets)

Indonesia	11.5%
Thailand	8.0%
Brazil	7.9%
India	7.7%
Colombia	7.5%
Supranational	7.4%
South Africa	6.3%
United States	5.2%
Mexico	4.9%
Other Countries	30.8%
Other Assets and Liabilities, Net	2.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	5.0%
International Finance Corp., 7.00%, due 7/20/2027	2.0%
Brazil Letras do Tesouro Nacional, 12.31%, due 7/1/2026	1.6%
International Finance Corp., 7.50%, due 1/18/2028	1.5%
Czech Republic Government Bonds, 1.20%, due 3/13/2031	1.3%
Republic of Poland Government Bonds, 6.00%, due 10/25/2033	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.2%
International Bank for Reconstruction & Development, 7.07%, due 6/26/2029	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2027	1.1%
Mexican Bonos, 7.50%, due 5/26/2033	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000221364
Shareholder Report [Line Items]
Fund Name	WisdomTree Enhanced Commodity Strategy Fund
Trading Symbol	GCC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 12/21/20
Fund NAV Returns	15.64%	10.42%
S&P GSCI Index	9.34%	15.33%
Bloomberg Commodities Index	11.77%	9.73%

AssetsNet	$ 147,507,201
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 722,993
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$147,507,201 # of Portfolio Holdings4 Portfolio Turnover Rate26% Investment Advisory Fees Paid, Net$722,993
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	76.6%
Exchange-Traded Funds	10.6%
Mutual Fund	5.9%
Other Assets and Liabilities, Net	6.9%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	76.6%
WisdomTree Bitcoin Fund	6.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
WisdomTree Floating Rate Treasury Fund	4.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000152580
Shareholder Report [Line Items]
Fund Name	WisdomTree Equity Premium Income Fund
Trading Symbol	WTPI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 2/24/16
Fund NAV Returns	11.79%	11.38%	7.97%
S&P 500® Index	15.88%	14.74%	15.52%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index	12.20%	12.38%	8.71%

AssetsNet	$ 295,514,085
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 883,498
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$295,514,085 # of Portfolio Holdings4 Portfolio Turnover Rate11% Investment Advisory Fees Paid, Net$883,498
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	95.9%
Exchange-Traded Fund	4.4%
Mutual Fund	0.5%
Other Assets and Liabilities, Net	(0.8)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 4.11%, due 2/5/2026	49.0%
U.S. Treasury Bills, 4.27%, due 12/4/2025	46.9%
WisdomTree Floating Rate Treasury Fund	4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.5%

Material Fund Change [Text Block]

Material Fund Changes

On April 4, 2025, WisdomTree PutWrite Strategy Fund (PUTW) changed its name, ticker, and non-fundamental investment policy adopted under rule 35d-1 of the 1940 Act.  As of April 4, 2025, the Fund's name changed to WisdomTree Equity Premium Income Fund and its ticker changed to WTPI.  The Fund seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”).  WTPI invests, under normal circumstances 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000136444
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Fund
Trading Symbol	USFR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	4.60%	3.05%	2.12%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Treasury Floating Rate Bond Index	4.76%	3.23%	2.30%

AssetsNet	$ 18,801,671,018
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 26,804,575
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,801,671,018 # of Portfolio Holdings5 Portfolio Turnover Rate159% Investment Advisory Fees Paid, Net$26,804,575
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.6%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.35%, due 10/31/2026	27.0%
U.S. Treasury Floating Rate Notes, 4.30%, due 4/30/2027	27.0%
U.S. Treasury Floating Rate Notes, 4.24%, due 1/31/2027	27.0%
U.S. Treasury Floating Rate Notes, 4.30%, due 7/31/2027	18.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000258457
Shareholder Report [Line Items]
Fund Name	WisdomTree High Income Laddered Municipal Fund
Trading Symbol	WTMY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of April 3, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$14	0.35%
Footnote	Description
Footnote*	The Fund commenced operations on 4/3/25. Actual expenses are calculated using a 151/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since Inception 4/3/25Footnote Reference*
Fund NAV Returns	0.13%
Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	-2.47%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	-0.47%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 3,959,081
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,999
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,959,081 # of Portfolio Holdings61 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$3,999
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Municipal Bonds	98.6%
Mutual Fund	0.3%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Public Finance Authority, 6.50%, due 12/31/2065	6.7%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	6.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	6.1%
Buckeye Tobacco Settlement Financing Authority, 5.00%, due 6/1/2055	5.7%
Florida Development Finance Corp., 5.25%, due 7/1/2053	4.8%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.9%
Central Florida Expressway Authority, 5.00%, due 7/1/2026	2.7%
Metropolitan Transportation Authority, 5.00%, due 11/15/2025	2.7%
South Carolina Public Service Authority, 5.00%, due 12/1/2027	2.4%
Massachusetts Development Finance Agency, 5.00%, due 10/15/2028	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000260544
Shareholder Report [Line Items]
Fund Name	WisdomTree Inflation Plus Fund
Trading Symbol	WTIP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of June 18, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$13	0.65%
Footnote	Description
Footnote*	The Fund commenced operations on 6/18/25. Actual expenses are calculated using a 75/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since Inception 6/18/25Footnote Reference*
Fund NAV Returns	1.43%
Bloomberg Commodities Index	-2.91%
ICE 0-5 Year US Inflation-Linked Treasury Index	2.16%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 1,516,290
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 1,988
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,516,290 # of Portfolio Holdings22 Portfolio Turnover Rate7% Investment Advisory Fees Paid, Net$1,988
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	85.3%
Mutual Fund	6.7%
Exchange-Traded Fund	4.7%
Other Assets and Liabilities, Net	3.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	6.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.3%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	5.1%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.1%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	5.0%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.8%
WisdomTree Bitcoin Fund	4.7%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.6%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134342
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged High Yield Bond Fund
Trading Symbol	HYZD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	8.19%	6.54%	5.10%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index	8.07%	7.39%	5.86%
ICE BofA Merrill Lynch U.S. High Yield Index	8.14%	5.15%	5.71%

AssetsNet	$ 183,665,257
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 727,233
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$183,665,257 # of Portfolio Holdings470 Portfolio Turnover Rate61% Investment Advisory Fees Paid, Net$727,233
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	94.1%
Mutual Fund	2.6%
U.S. Government Obligations	1.5%
Other Assets and Liabilities, Net	1.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	2.6%
U.S. Treasury Bond, 4.88%, due 8/15/2045	0.9%
Comstock Resources, Inc., 6.75%, due 3/1/2029	0.7%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 8/15/2027	0.7%
Paramount Global, 6.38%, due 3/30/2062	0.6%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.6%
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, due 4/15/2029	0.6%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Sirius XM Radio LLC, 4.00%, due 7/15/2028	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000134336
Shareholder Report [Line Items]
Fund Name	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Trading Symbol	AGZD
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	4.75%	3.73%	2.80%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	4.84%	3.80%	2.87%

AssetsNet	$ 94,986,834
Holdings Count | Holding	1,357
Advisory Fees Paid, Amount	$ 300,158
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$94,986,834
  # of Portfolio Holdings1,357
  Portfolio Turnover Rate112%
  Portfolio Turnover Rate Excluding TBA Roll Transactions52%
  Investment Advisory Fees Paid, Net$300,158

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	45.2%
U.S. Government Agencies	25.0%
Corporate Bonds	23.9%
Commercial Mortgage-Backed Securities	1.5%
Supranational Bonds	1.4%
Foreign Government Obligations	1.0%
Repurchase Agreement	0.7%
Municipal Bonds	0.6%
Others	0.7%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	0.7%
U.S. Treasury Notes, 0.63%, due 12/31/2027	0.7%
Uniform Mortgage-Backed Securities, 6.00%, due 9/15/2055	0.6%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.6%
U.S. Treasury Notes, 3.88%, due 8/15/2033	0.6%
U.S. Treasury Notes, 4.13%, due 7/31/2031	0.6%
U.S. Treasury Notes, 3.50%, due 1/31/2028	0.6%
U.S. Treasury Notes, 3.88%, due 8/15/2034	0.6%
Government National Mortgage Association, 5.50%, due 9/20/2055	0.6%
U.S. Treasury Notes, 1.13%, due 2/29/2028	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000079238
Shareholder Report [Line Items]
Fund Name	WisdomTree Managed Futures Strategy Fund
Trading Symbol	WTMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	6.12%	6.42%	2.11%
ICE BofA US 3-Month Treasury Bill Index	4.48%	2.91%	2.05%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	10.84%	8.40%	9.42%
S&P GSCI Index	9.34%	16.55%	3.32%

AssetsNet	$ 164,938,650
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,104,924
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$164,938,650 # of Portfolio Holdings4 Portfolio Turnover Rate96% Investment Advisory Fees Paid, Net$1,104,924
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	80.5%
Exchange-Traded Funds	7.2%
Mutual Fund	5.9%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	80.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	5.9%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	2.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000210706
Shareholder Report [Line Items]
Fund Name	WisdomTree Mortgage Plus Bond Fund
Trading Symbol	MTGP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 11/14/19
Fund NAV Returns	3.42%	-0.14%	0.63%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	0.61%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	3.52%	-0.30%	0.47%

AssetsNet	$ 66,344,310
Holdings Count | Holding	167
Advisory Fees Paid, Amount	$ 258,649
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$66,344,310 # of Portfolio Holdings167 Portfolio Turnover Rate188% Portfolio Turnover Rate Excluding TBA Roll Transactions31% Investment Advisory Fees Paid, Net$258,649
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Agencies	61.7%
Collateralized Mortgage Obligations	27.2%
Mutual Fund	9.2%
Commercial Mortgage-Backed Securities	6.7%
Collateralized Loan Obligations	2.6%
Asset-Backed Securities	1.0%
Other Assets and Liabilities, Net	(8.4)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	9.2%
Federal National Mortgage Association, 5.50%, due 6/1/2055	5.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	4.0%
Uniform Mortgage-Backed Securities, 4.50%, due 10/1/2055	2.9%
Uniform Mortgage-Backed Securities, 4.00%, due 10/1/2055	2.8%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.7%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.7%
Federal National Mortgage Association, 3.00%, due 5/1/2052	2.3%
Government National Mortgage Association, 5.50%, due 10/15/2054	2.3%
Federal National Mortgage Association, 2.00%, due 1/1/2052	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000225934
Shareholder Report [Line Items]
Fund Name	WisdomTree Private Credit and Alternative Income Fund
Trading Symbol	HYIN
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 5/6/21
Fund NAV Returns	3.21%	2.50%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.36%
S&P 500® Index	15.88%	12.33%
ICE BofA Merrill Lynch U.S. High Yield Index	8.14%	4.19%
Gapstow Private Credit and Alternative Income Index	3.69%	2.96%

AssetsNet	$ 62,119,832
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 232,852
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$62,119,832 # of Portfolio Holdings36 Portfolio Turnover Rate33% Investment Advisory Fees Paid, Net$232,852
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Common Stocks	66.6%
Closed-End Funds	33.3%
Mutual Fund	0.5%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Main Street Capital Corp.	3.1%
Arbor Realty Trust, Inc.	3.1%
New York Mortgage Trust, Inc.	3.1%
Annaly Capital Management, Inc.	3.0%
Redwood Trust, Inc.	3.0%
Rithm Capital Corp.	3.0%
Hercules Capital, Inc.	3.0%
Angel Oak Mortgage REIT, Inc.	3.0%
Ladder Capital Corp.	3.0%
Apollo Commercial Real Estate Finance, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

On July 18, 2025, WisdomTree Private Credit and Alternative Income (“HYIN”) (formerly, the WisdomTree Alternative Income Fund) changed its name, investment objective, principal investment strategies and non-fundamental investment policy adopted under Rule 35d-1 of the 1940 Act. As of July 18, 2025, HYIN seeks to track the price and yield performance, before fees and expenses, of the Gapstow Private Credit and Alternative Income Index (formerly, the Gapstow Liquid Alternative Credit Index) (the “Index”). The Index is provided by Gapstow Capital Partners, L.P. and is designed to provide diversified exposure to private credit and other alternative credit investments. HYIN invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investments in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000222596
Shareholder Report [Line Items]
Fund Name	WisdomTree Target Range Fund
Trading Symbol	GTR
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 10/7/21
Fund NAV Returns	7.68%	2.85%
MSCI AC World Index	15.79%	9.56%
TOPS Global Target Range Index	5.33%	2.94%

AssetsNet	$ 59,535,178
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 402,079
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$59,535,178 # of Portfolio Holdings6 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$402,079
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	71.0%
Purchased Options (Exchange-Traded)	22.8%
Mutual Fund	1.4%
Other Assets and Liabilities, Net	4.8%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bill, 4.11%, due 2/5/2026	71.0%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $495 expiring 1/16/2026	12.5%
iShares Russell 2000 ETF, Purchased Call Option @ $187 expiring 1/16/2026	4.3%
iShares MSCI EAFE ETF, Purchased Call Option @ $76 expiring 1/16/2026	4.1%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $42 expiring 1/16/2026	1.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000239876
Shareholder Report [Line Items]
Fund Name	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Trading Symbol	UNIY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception 2/7/23
Fund NAV Returns	3.71%	4.20%
Bloomberg U.S. Aggregate Bond Index	3.14%	3.64%
Bloomberg US Universal Enhanced Yield Index	3.91%	4.58%

AssetsNet	$ 1,381,872,367
Holdings Count | Holding	6,838
Advisory Fees Paid, Amount	$ 1,954,381
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,381,872,367
  # of Portfolio Holdings6,838
  Portfolio Turnover Rate29%
  Portfolio Turnover Rate Excluding TBA Roll Transactions27%
  Investment Advisory Fees Paid, Net$1,954,381

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	42.1%
U.S. Government Obligations	25.7%
U.S. Government Agencies	19.0%
Foreign Government Obligations	4.2%
Commercial Mortgage-Backed Securities	3.0%
Mutual Fund	2.5%
Asset-Backed Securities	2.2%
Foreign Government Agencies	1.1%
Others	0.9%
Other Assets and Liabilities, Net	(0.7)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/2026	10.8%
U.S. Treasury Notes, 0.25%, due 10/31/2025	3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.15%	2.5%
U.S. Treasury Bonds, 1.88%, due 2/15/2041	2.2%
U.S. Treasury Notes, 0.63%, due 8/15/2030	1.7%
U.S. Treasury Notes, 3.63%, due 8/31/2027	0.8%
U.S. Treasury Bonds, 4.88%, due 8/15/2045	0.7%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	0.6%
Federal National Mortgage Association, 5.00%, due 1/1/2055	0.6%
Federal National Mortgage Association, 2.00%, due 2/1/2052	0.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000156663
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Trading Symbol	AGGY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Fund NAV Returns	3.39%	-0.76%	1.98%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%
Bloomberg U.S. Aggregate Enhanced Yield Index	3.58%	-0.57%	2.15%

AssetsNet	$ 808,533,947
Holdings Count | Holding	2,196
Advisory Fees Paid, Amount	$ 1,047,328
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$808,533,947
  # of Portfolio Holdings2,196
  Portfolio Turnover Rate110%
  Portfolio Turnover Rate Excluding TBA Roll Transactions66%
  Investment Advisory Fees Paid, Net$1,047,328

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	40.2%
U.S. Government Obligations	25.7%
U.S. Government Agencies	18.0%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	4.7%
Repurchase Agreement	3.2%
Foreign Government Obligations	2.8%
Municipal Bonds	0.2%
Foreign Government Agencies	0.1%
Other Assets and Liabilities, Net	(1.4)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 4.34%, due 9/2/2025	3.2%
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.0%
Tennessee Valley Authority, 5.88%, due 4/1/2036	0.8%
Uniform Mortgage-Backed Securities, 2.00%, due 9/15/2055	0.7%
Federal Home Loan Bank, 5.50%, due 7/15/2036	0.7%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.6%
Uniform Mortgage-Backed Securities, 5.50%, due 9/15/2055	0.5%
Uniform Mortgage-Backed Securities, 6.00%, due 9/15/2055	0.5%
Uniform Mortgage-Backed Securities, 2.50%, due 9/15/2055	0.5%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000184315
Shareholder Report [Line Items]
Fund Name	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Trading Symbol	SHAG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 5/18/17
Fund NAV Returns	5.25%	1.29%	2.13%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.58%
Bloomberg U.S. Short Aggregate Composite Index	4.83%	1.30%	2.09%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	5.40%	1.41%	2.19%

AssetsNet	$ 43,186,419
Holdings Count | Holding	1,408
Advisory Fees Paid, Amount	$ 45,945
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$43,186,419
  # of Portfolio Holdings1,408
  Portfolio Turnover Rate106%
  Portfolio Turnover Rate Excluding TBA Roll Transactions101%
  Investment Advisory Fees Paid, Net$45,945

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	51.0%
U.S. Government Obligations	26.7%
Commercial Mortgage-Backed Securities	10.4%
U.S. Government Agencies	9.9%
Asset-Backed Securities	1.3%
Foreign Government Obligations	1.2%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(0.6)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Bills, 4.35%, due 9/16/2025	8.5%
U.S. Treasury Notes, 0.50%, due 5/31/2027	3.8%
U.S. Treasury Notes, 4.13%, due 1/31/2027	2.2%
U.S. Treasury Notes, 0.75%, due 5/31/2026	2.1%
U.S. Treasury Notes, 3.63%, due 8/31/2027	1.5%
U.S. Treasury Bills, 4.29%, due 9/2/2025	1.3%
U.S. Treasury Notes, 3.75%, due 5/15/2028	1.2%
U.S. Treasury Notes, 4.00%, due 5/31/2030	1.2%
U.S. Treasury Notes, 4.25%, due 12/31/2026	1.2%
U.S. Treasury Notes, 0.63%, due 7/31/2026	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory